INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 133,114	$ 82,002
Other comprehensive income (loss), net of tax:
Cumulative Translation Adjustment	7,695	(1,482)
Available-for-sale investments:
Unrealized gain (loss) on available-for-sale marketable securities, net	2,509	(642)
Cash flow hedges:
Unrealized gain (loss) from cash flow hedges	2,196	(613)
Less: reclassification adjustment for net loss included in net income	(695)	(72)
Other comprehensive income (loss)	11,705	(2,809)
Total comprehensive income	$ 144,819	$ 79,193